Commitments And Contingencies	9 Months Ended
Sep. 30, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Commitments and Contingencies

Litigation

Various claims and legal proceedings arise in the ordinary course of business and may be pending against the Company and its properties. Based upon the information available, the Company believes that the resolution of any of these claims and legal proceedings should not have a material adverse affect on its consolidated financial position, results of operations or cash flows.

Terminated Dispositions

On September 26, 2013 SLP entered into a purchase and sale agreement with Westmont USA Development, Inc. (the “Purchaser”) to sell all seven of the SLP’s Savannah Suites hotels for a purchase price of $22,500,000 in cash.  These seven properties are classified as held for sale. On November 8, 2013, the Purchaser terminated the agreement in accordance with its terms. $250,000 deposited in escrow as an earnest money deposit against the purchase price was returned to the purchaser.

Acquisition Terminations

As previously reported, SLP entered into:

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four hotel purchase agreements on May 2, 2013 to purchase four hotels, one each from Tyvola Hospitality, Inc., a North Carolina corporation, Columbia Hotel, Inc., a South Carolina corporation, Atlantic Beach Hospitality, Inc., a North Carolina corporation, and Krishna Hotel, Inc., a Virginia corporation;

•	a purchase agreement on May 15, 2013 with CHSP Hotel Investors, LLC to purchase two hotels; and
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a purchase agreement on August 5, 2013 with CHM Clermont Hotel Partners, LLC to purchase one hotel located in Clermont, Florida and a purchase agreement on August 5, 2013 with CH Orlando Hotel Partners, LLC to purchase one hotel located in Orlando, Florida.

On September 26, 2013, the Company announced that it was withdrawing its proposed public offering of common stock, the proceeds of which would have been used to consummate the acquisition of these hotels.  On September 26, 2013 the Company notified the sellers of the hotels that it was terminating the purchase agreements pursuant to the terms of the agreements.  The Company received the return of $850,000 of escrowed funds in connection with the purchase terminations.